Property, Plant and Equipment ('PP&E') (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment ('PP&E")
Property, Plant and Equipment ('PP&E')

	Leasehold	Laboratory
	improvements	equipment	Other	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2016
Cost	985	1,136	651	2,772
Accumulated depreciation	(94)	(305)	(174)	(573)
Carrying amount	891	831	477	2,199

Additions	1,166	806	461	2,433
Depreciation	(499)	(340)	(332)	(1,171)
Transfer	(196)	—	196
Disposals	(23)	—	—	(23)
Movement for the period	448	466	325	1,239

Balance at December 31, 2016
Cost	1,847	1,957	1,283	5,087
Accumulated depreciation	(508)	(660)	(481)	(1,649)
Carrying amount	1,339	1,297	802	3,438

Additions	9	47	26	82
Depreciation	(294)	(409)	(312)	(1,015)
Disposals	—	—	—	—
Movement for the period	(285)	(362)	(286)	(933)

Balance at December 31, 2017
Cost	1,856	2,004	1,309	5,169
Accumulated depreciation	(802)	(1,069)	(793)	(2,664)
Carrying amount	1,054	935	516	2,505